OPERATING LEASES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Leases, Operating [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]

Minimum 5 year payments* for the leasing of 15,000 square feet at 135 Ludlow are as follows:

Fiscal year ended March 31, 2013	$81,228
Fiscal year ended March 31, 2014	83,259
Fiscal year ended March 31, 2015	85,344
Fiscal year ended March 31, 2016	87,363
Fiscal year ended March 31, 2017	89,112
Total Minimum 5 year lease payments	$426,306

* Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this quarterly report on Form 10-Q.

The following leases for rental properties were operative during the year ended March 31, 2012:

135 Ludlow Ave (see note 10)
Effective Date	July 1, 2010

Termination Date	December 31, 2015

Lease term	5 years with 2 tenant renewal options for 5 years each

Rent expense for the 2011 Fiscal Year	$67,753
Rent expense for the 2012 Fiscal Year	$90,338

Minimum 5 Year Lease Payments*
Fiscal year ended March 31, 2013	81,228
Fiscal year ended March 31, 2014	83,259
Fiscal year ended March 31, 2015	85,344
Fiscal year ended March 31, 2016	87,363
Fiscal year ended March 31, 2017	89,112
$426,306

* Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this annual report on Form 10-K

Schedule of Rent Expense [Table Text Block]

Rent expense relating to the operating lease is recorded using the straight line method, and is summarized as follows:

RENT EXPENSE
	Three months ended Dec 31,		Nine months ended Dec 31,
	2012	2011	2012	2011
Rent Expense	$22,584	$22,584	$67,753	$45,169

Change in deferred rent liability	$2,403	$2,895	$7,210	$45,169

DEFERRED RENT LIABILITY (LONG-TERM LIABILITY)
	March 31 2012	June 30 2012	Sept 30 2012	Dec 31 2012
Balance of Deferred Rent Liability	$59,154	$61,557	$63,960	$66,364

Rent expense related to the operating lease at 135 Ludlow was recorded using the straight line method and summarized as follows:

Summary of Rent Expense – 135 Ludlow Avenue
	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011
Rent Expense	$90,338	$67,753

Actual lease payments	79,248	19,689

Increase in deferred rent liability	11,090	48,064

Balance of deferred rent liability	59,154	48,064